Fair value of financial instruments - Summary of Transfers Between Hierarchy Levels From Level 2 to Level 1 (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate Bond 360 Energy Solar S.A. Series 4 in USD at a fixed interest rate. Maturity 10-30-2027
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers from Level 2 to Level 1	$ 3,353,010	$ 0
Corporate Bond Petroquímica Comodoro Rivadavia Series R in USD. Maturity 10-22-2028
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers from Level 2 to Level 1	3,422,332	0
Corporate Bond Minera EXAR Series 1 in USD. Maturity 11-11-2027
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers from Level 2 to Level 1	2,873,434	0
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers from Level 2 to Level 1	$ 2,804,442	$ 0